FINANCIAL INSTRUMENTS - Cash Flow Reclassification of Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Property, plant and equipment	$ (4.3)	$ (9.8)
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	(12.2)	(34.0)
Reclassification adjustments on cash flow hedges, net of tax	(10.5)	(18.8)
Realized hedge (gain) loss reclassified from cash flow hedge reserve	(15.4)	(43.8)
Discontinued operations
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	(0.6)	(15.2)
Revenues
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	1.1	0.8
Cost of sales
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	(11.4)	(19.0)
General and administrative expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ (0.2)	$ (0.6)